INCOME TAXES - Significant components of the Company's deferred tax assets and liabilities (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Deferred tax assets	$ 105,199,000	$ 87,567,000
Investments
INCOME TAXES
Deferred tax assets	11,973,000	16,166,000
Exploration and evaluation assets
INCOME TAXES
Deferred tax assets	25,619,000	20,296,000
Non-capital tax losses carryforward
INCOME TAXES
Deferred tax assets	38,411,000	28,328,000
Net capital losses carryforward
INCOME TAXES
Deferred tax assets	18,630,000	11,528,000
Capital assets
INCOME TAXES
Deferred tax assets	2,950,000	2,276,000
Reclamation provision
INCOME TAXES
Deferred tax assets	2,426,000	1,285,000
Other
INCOME TAXES
Deferred tax assets	$ 5,190,000	$ 7,688,000